LVIP Delaware SMID Cap Core Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.86%
Airlines–0.35%
†Allegiant Travel Co.	25,378	$ 1,852,086
		1,852,086
Auto Components–0.92%
BorgWarner, Inc.	104,162	3,270,687
Dana, Inc.	135,870	1,552,994
		4,823,681
Banks–6.79%
Comerica, Inc.	63,683	4,527,861
East West Bancorp, Inc.	111,817	7,507,394
SouthState Corp.	61,648	4,877,590
Umpqua Holdings Corp.	279,544	4,777,407
Valley National Bancorp	336,204	3,631,003
Webster Financial Corp.	135,830	6,139,516
Western Alliance Bancorp	65,480	4,304,655
		35,765,426
Biotechnology–5.21%
†Amicus Therapeutics, Inc.	210,988	2,202,715
†Blueprint Medicines Corp.	54,827	3,612,551
†Exact Sciences Corp.	44,078	1,432,094
†Halozyme Therapeutics, Inc.	117,525	4,646,939
†Insmed, Inc.	105,556	2,273,676
†Ligand Pharmaceuticals, Inc.	37,041	3,189,601
†Natera, Inc.	51,992	2,278,289
†Neurocrine Biosciences, Inc.	52,081	5,531,523
†Ultragenyx Pharmaceutical, Inc.	55,281	2,289,186
		27,456,574
Building Products–1.41%
Carlisle Cos., Inc.	16,626	4,662,097
Zurn Elkay Water Solutions Corp.	112,384	2,753,408
		7,415,505
Capital Markets–2.37%
Hamilton Lane, Inc. Class A	41,058	2,447,467
Raymond James Financial, Inc.	47,362	4,680,313
Stifel Financial Corp.	103,302	5,362,407
		12,490,187
Chemicals–2.24%
Huntsman Corp.	287,072	7,044,747
Minerals Technologies, Inc.	95,851	4,735,998
		11,780,745
Commercial Services & Supplies–2.34%
ABM Industries, Inc.	85,151	3,255,323
†Casella Waste Systems, Inc. Class A	33,929	2,591,836
†Clean Harbors, Inc.	34,603	3,805,638
Tetra Tech, Inc.	20,921	2,688,976
		12,341,773
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–4.06%
†Ameresco, Inc. Class A	39,732	$ 2,641,383
†MasTec, Inc.	50,337	3,196,399
Quanta Services, Inc.	64,946	8,273,471
†WillScot Mobile Mini Holdings Corp.	180,575	7,282,590
		21,393,843
Containers & Packaging–0.57%
Westrock Co.	98,007	3,027,436
		3,027,436
Electrical Equipment–0.90%
†Generac Holdings, Inc.	9,502	1,692,686
Regal Rexnord Corp.	21,877	3,070,656
		4,763,342
Electronic Equipment, Instruments & Components–0.54%
†Coherent Corp.	81,435	2,838,010
		2,838,010
Energy Equipment & Services–1.87%
†Liberty Energy, Inc. Class A	776,737	9,849,025
		9,849,025
Entertainment–0.34%
†IMAX Corp.	128,102	1,808,800
		1,808,800
Equity Real Estate Investment Trusts–6.46%
Brixmor Property Group, Inc.	250,772	4,631,759
Camden Property Trust	44,958	5,370,233
DiamondRock Hospitality Co.	219,913	1,651,547
First Industrial Realty Trust, Inc.	110,831	4,966,337
Kite Realty Group Trust	229,090	3,944,930
Life Storage, Inc.	51,812	5,738,697
LXP Industrial Trust	251,575	2,304,427
Pebblebrook Hotel Trust	159,203	2,310,035
Physicians Realty Trust	205,524	3,091,081
		34,009,046
Food & Staples Retailing–2.17%
†BJ's Wholesale Club Holdings, Inc.	59,476	4,330,448
Casey's General Stores, Inc.	35,074	7,103,186
		11,433,634
Food Products–0.70%
J & J Snack Foods Corp.	28,625	3,706,079
		3,706,079
Gas Utilities–0.97%
Spire, Inc.	81,607	5,086,564
		5,086,564
Health Care Equipment & Supplies–2.38%
†Inspire Medical Systems, Inc.	22,488	3,988,697
LVIP Delaware SMID Cap Core Fund–1

LVIP Delaware SMID Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†QuidelOrtho Corp.	29,659	$ 2,120,025
†Shockwave Medical, Inc.	23,171	6,443,160
		12,551,882
Health Care Providers & Services–0.69%
Encompass Health Corp.	79,858	3,611,977
		3,611,977
Hotels, Restaurants & Leisure–3.10%
Aramark	167,265	5,218,668
†Brinker International, Inc.	71,042	1,774,629
Jack in the Box, Inc.	27,933	2,068,997
Texas Roadhouse, Inc.	44,181	3,855,234
Wendy's Co.	183,273	3,425,373
		16,342,901
Household Durables–2.08%
†Helen of Troy Ltd.	13,341	1,286,606
KB Home	67,175	1,741,176
La-Z-Boy, Inc.	90,113	2,033,850
†Taylor Morrison Home Corp.	94,552	2,204,953
Toll Brothers, Inc.	88,258	3,706,836
		10,973,421
Insurance–4.28%
Axis Capital Holdings Ltd.	112,355	5,522,248
Kemper Corp.	90,796	3,746,243
Primerica, Inc.	53,546	6,610,254
Reinsurance Group of America, Inc.	52,853	6,649,436
		22,528,181
Interactive Media & Services–1.18%
†Yelp, Inc.	94,921	3,218,771
†Ziff Davis, Inc.	43,861	3,003,601
		6,222,372
IT Services–3.87%
†ExlService Holdings, Inc.	51,258	7,553,379
SS&C Technologies Holdings, Inc.	39,787	1,899,829
Switch, Inc. Class A	137,007	4,615,766
†WNS Holdings Ltd.ADR	77,417	6,335,807
		20,404,781
Leisure Products–1.24%
†Malibu Boats, Inc. Class A	76,344	3,663,749
†YETI Holdings, Inc.	100,979	2,879,921
		6,543,670
Life Sciences Tools & Services–2.97%
Azenta, Inc.	55,795	2,391,374
Bio-Techne Corp.	14,591	4,143,844
†ICON PLC	20,599	3,785,684
†Repligen Corp.	28,480	5,328,893
		15,649,795
Machinery–3.31%
Barnes Group, Inc.	35,785	1,033,471
Federal Signal Corp.	62,383	2,328,134
†Gates Industrial Corp. PLC	129,808	1,266,926
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Graco, Inc.	53,212	$ 3,190,059
Kadant, Inc.	13,745	2,292,803
Lincoln Electric Holdings, Inc.	32,862	4,131,411
Oshkosh Corp.	45,723	3,213,870
		17,456,674
Marine–0.86%
†Kirby Corp.	74,515	4,528,277
		4,528,277
Media–1.29%
Interpublic Group of Cos., Inc.	158,271	4,051,738
Nexstar Media Group, Inc. Class A	16,570	2,764,704
		6,816,442
Metals & Mining–3.19%
Kaiser Aluminum Corp.	46,990	2,882,836
Reliance Steel & Aluminum Co.	57,107	9,960,032
Worthington Industries, Inc.	103,300	3,939,862
		16,782,730
Multi-Utilities–1.03%
Black Hills Corp.	79,742	5,400,926
		5,400,926
Oil, Gas & Consumable Fuels–4.05%
Chesapeake Energy Corp.	103,882	9,786,723
Diamondback Energy, Inc.	96,104	11,576,688
		21,363,411
Pharmaceuticals–1.64%
†Catalent, Inc.	71,756	5,192,264
†Supernus Pharmaceuticals, Inc.	102,575	3,472,164
		8,664,428
Professional Services–2.66%
†ASGN, Inc.	59,109	5,341,680
Jacobs Solutions, Inc.	44,466	4,824,117
KBR, Inc.	88,418	3,821,426
		13,987,223
Road & Rail–1.72%
Knight-Swift Transportation Holdings, Inc.	86,712	4,242,818
Werner Enterprises, Inc.	127,623	4,798,625
		9,041,443
Semiconductors & Semiconductor Equipment–2.99%
†MACOM Technology Solutions Holdings, Inc.	54,707	2,833,276
†MaxLinear, Inc.	95,099	3,102,129
†ON Semiconductor Corp.	84,956	5,295,308
†Semtech Corp.	57,030	1,677,252
†Silicon Laboratories, Inc.	23,093	2,850,600
		15,758,565

LVIP Delaware SMID Cap Core Fund–2

LVIP Delaware SMID Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–5.40%
†Blackline, Inc.	22,996	$ 1,377,460
†Box, Inc. Class A	70,709	1,724,593
†Dynatrace, Inc.	74,928	2,608,244
†Guidewire Software, Inc.	36,610	2,254,444
†Paycom Software, Inc.	3,604	1,189,284
†Procore Technologies, Inc.	47,273	2,339,068
†PTC, Inc.	60,136	6,290,226
†Q2 Holdings, Inc.	52,436	1,688,439
†Rapid7, Inc.	45,866	1,967,651
†Smartsheet, Inc. Class A	64,405	2,212,956
†Sprout Social, Inc. Class A	21,603	1,310,870
†Tyler Technologies, Inc.	2,841	987,247
†Varonis Systems, Inc.	94,517	2,506,591
		28,457,073
Specialty Retail–3.20%
American Eagle Outfitters, Inc.	77,370	752,810
Dick's Sporting Goods, Inc.	64,779	6,778,475
†Five Below, Inc.	48,944	6,738,120
Tractor Supply Co.	13,883	2,580,572
		16,849,977
Textiles, Apparel & Luxury Goods–0.87%
Steven Madden Ltd.	172,221	4,593,134
		4,593,134
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–2.03%
Essent Group Ltd.	112,310	$ 3,916,249
†NMI Holdings, Inc. Class A	136,854	2,787,716
WSFS Financial Corp.	86,193	4,004,527
		10,708,492
Trading Companies & Distributors–2.62%
†Beacon Roofing Supply, Inc.	89,684	4,907,509
Boise Cascade Co.	69,129	4,110,410
†WESCO International, Inc.	40,109	4,788,212
		13,806,131
Total Common Stock (Cost $445,340,628)		520,885,662

MONEY MARKET FUND–1.32%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	6,934,619	6,934,619
Total Money Market Fund (Cost $6,934,619)		6,934,619

TOTAL INVESTMENTS–100.18% (Cost $452,275,247)	527,820,281
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.18%)	(938,863)
NET ASSETS APPLICABLE TO 25,199,404 SHARES OUTSTANDING–100.00%	$526,881,418

† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes.
LVIP Delaware SMID Cap Core Fund–3

LVIP Delaware SMID Cap Core Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware SMID Cap Core Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$520,885,662	$—	$—	$520,885,662
Money Market Fund	6,934,619	—	—	6,934,619
Total Investments	$527,820,281	$—	$—	$527,820,281
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware SMID Cap Core Fund–4